Fees Summary	Mar. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,188,000
Previously Paid Amount	0.00
Total Fee Amount	334.98
Total Offset Amount	0.00
Net Fee	334.98
Narrative - Max Aggregate Offering Price	$ 2,188,000
Final Prospectus	true